VIA EDGAR

May 4, 2001

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Filing Pursuant to Rule 497(j)
         John Hancock Investment Trust
            John Hancock Balanced Fund
            John Hancock Large Cap Value Fund
            John Hancock Sovereign Investors Fund

        File Nos. 2-10156; 811-0560 (0000022370)

CERTIFICATE UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated Mary 1, 2001 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                  Sincerely,



                                  /s/Joan O'Neill
                                  ---------------
                                  Joan O'Neill
                                  Senior Paralegal
                                  State and Federal Compliance